UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06566
                                                     ---------

                           Phoenix Multi-Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

        Kevin J. Carr. Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
 Counsel and Secretary for Registrant           Vice President and Counsel
 Phoenix Life Insurance Company              Phoenix Life Insurance Company
      One American Row                               One American Row
   Hartford, CT 06103-2899                        Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

PHOENIX MULTI-SERIES TRUST
Glossary
July 31, 2006

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

PIK (Payment-in-Kind Security)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX HIGH YIELD SECURITIES FUND

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

DOMESTIC CORPORATE BONDS--80.5%

ADVERTISING--1.2%
Affinion Group, Inc. 144A 10.125%, 10/15/13(b)        $ 190     $   195,700
Affinion Group, Inc. 144A 11.50%, 10/15/15(b)            95          95,712
                                                                -----------
                                                                    291,412
                                                                -----------

AEROSPACE & DEFENSE--4.1%
Armor Holdings, Inc. 8.25%, 8/15/13                     195         204,750
Aviall, Inc. 7.625%, 7/1/11                             405         424,237
DRS Technologies, Inc. 6.625%, 2/1/16                    40          38,700
DRS Technologies, Inc. 7.625%, 2/1/18                    40          40,100
Esterline Technologies Corp. 7.75%, 6/15/13              40          40,600
L-3 Communications Corp. 5.875%, 1/15/15                115         108,388
L-3 Communications Corp. Series B 6.375%, 10/15/15      150         144,750
                                                                -----------
                                                                  1,001,525
                                                                -----------

ALTERNATIVE CARRIERS--0.7%
PanAmSat Corp. 144A 9%, 6/15/16(b)                      175         179,594

APPAREL RETAIL--0.1%
Mothers Work, Inc. 11.25%, 8/1/10                        15          15,900

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Russell Corp. 9.25%, 5/1/10                             120         126,000

AUTOMOTIVE RETAIL--0.8%
Hertz Corp. 144A 8.875%, 1/1/14(b)                      195         204,263

BROADCASTING & CABLE TV--7.2%
Charter Communications Holdings II LLC/Charter
   Communications Holdings II Capital Corp. 10.25%,
   9/15/10                                              125
                                                                    126,875
Charter Communications Operating LLC/ Charter
   Communications Operating Capital 144A 8.375%,
   4/30/14(b)                                           245
                                                                    248,062
Echostar DBS Corp. 6.625%, 10/1/14                       35          33,863
Echostar DBS Corp. 144A 7.125%, 2/1/16(b)               365         360,437
Liberty Media Corp. 5.70%, 5/15/13                      165         153,756
Mediacom Broadband LLC 8.50%, 10/15/15                  300         296,250
Rainbow National Services LLC 144A 8.75%, 9/1/12(b)     200         212,500


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------


BROADCASTING & CABLE TV--(CONTINUED)
Sinclair Broadcast Group, Inc. 8%, 3/15/12            $ 340     $   345,100
                                                                -----------
                                                                  1,776,843
                                                                -----------

BUILDING PRODUCTS--2.1%
Building Materials Corporation of America 7.75%,
   8/1/14                                               210         198,450
Ply Gem Industries, Inc. 9%, 2/15/12                    355         312,400
                                                                -----------
                                                                    510,850
                                                                -----------

CASINOS & GAMING--5.5%
American Real Estate Partners LP/American Real
   Estate Finance Corp. 7.125%, 2/15/13                 250         246,875
MGM MIRAGE 6.625%, 7/15/15                              250         237,188
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12                 495         498,094
Seminole Tribe of Florida 144A 5.798%, 10/1/13(b)       140         136,897
Seminole Tribe of Florida 144A 6.535%, 10/1/20(b)        85          81,387
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
   6.625%, 12/1/14                                      170         161,075
                                                                -----------
                                                                  1,361,516
                                                                -----------

CATALOG RETAIL--0.5%
Harry & David Holdings, Inc. 9%, 3/1/13                 140         127,050

COMMUNICATIONS EQUIPMENT--1.0%
Dycom Industries, Inc. 8.125%, 10/15/15                 250         252,500

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
Trinity Industries, Inc. 6.50%, 3/15/14                 125         121,875

CONSUMER FINANCE--5.0%
Ford Motor Credit Co. 7%, 10/1/13                       200         175,665
General Motors Acceptance Corp. 6.15%, 4/5/07           265         264,028
General Motors Acceptance Corp. 6.75%, 12/1/14          405         381,825
General Motors Acceptance Corp. 8%, 11/1/31              25          24,518
Residential Capital Corp. 6.875%, 6/30/15               370         375,250
                                                                -----------
                                                                  1,221,286
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
SunGard Data Systems, Inc. 9.125%, 8/15/13              150         153,938
SunGard Data Systems, Inc. 10.25%, 8/15/15              190         193,562
                                                                -----------
                                                                    347,500
                                                                -----------

PHOENIX HIGH YIELD SECURITIES FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

DISTRIBUTORS--0.7%
Berry Plastics Corp. 10.75%, 7/15/12                  $ 150     $   164,625

ELECTRIC UTILITIES--1.4%
Reliant Energy, Inc. 9.25%, 7/15/10                      50          51,500
Reliant Energy, Inc. 9.50%, 7/15/13                      95          97,850
Reliant Energy, Inc. 6.75%, 12/15/14                    205         192,700
                                                                -----------
                                                                    342,050
                                                                -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%,
   12/1/12                                              300         311,250

FOOD RETAIL--2.4%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(c)              215         219,434
Stater Bros. Holdings, Inc. 8.829%, 6/15/10(c)          130         132,600
Stater Bros. Holdings, Inc. 8.125%, 6/15/12             235         234,413
                                                                -----------
                                                                    586,447
                                                                -----------

HEALTH CARE FACILITIES--1.4%
US Oncology Holdings, Inc. 10.32%, 3/15/15(c)           200         204,250
US Oncology, Inc. 10.75%, 8/15/14                       135         147,150
                                                                -----------
                                                                    351,400
                                                                -----------

HEALTH CARE SERVICES--1.2%
Omnicare, Inc. 6.875%, 12/15/15                         315         305,550

HOMEBUILDING--3.6%
Meritage Homes Corp. 7%, 5/1/14                         270         236,250
Meritage Homes Corp. 6.25%, 3/15/15                     145         119,988
Technical Olympic USA, Inc. 9%, 7/1/10                  155         144,925
Technical Olympic USA, Inc. 10.375%, 7/1/12             200         175,000
Technical Olympic USA, Inc. 144A 8.25%, 4/1/11(b)       235         216,787
                                                                -----------
                                                                    892,950
                                                                -----------

HOTELS, RESORTS & CRUISE LINES--0.8%
Starwood Hotels & Resorts Worldwide, Inc. 7.875%,
   5/1/12                                               175         185,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.3%
Calpine Corp. 144A 8.75%, 7/15/13(b)(e)                 380         368,600
NRG Energy, Inc. 7.375%, 2/1/16                          70          68,600
TXU Corp. Series P 5.55%, 11/15/14                      150         137,772
                                                                -----------
                                                                    574,972
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--6.1%
Embarq Corp. 7.082%, 6/1/16                             175         176,119


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Hughes Network Systems LLC/Hughes Network Systems
   Finance Corp. 144A 9.50%, 4/15/14(b)               $ 320     $   320,000
Qwest Communications International, Inc. 7.50%,
   2/15/14                                              650         640,250
Telcordia Technologies, Inc. 144A 10%,
   3/15/13(b)                                           335         269,675
Windstream Corp. 144A 8.125%, 8/1/13(b)                  65          67,925
Windstream Corp. 144A 8.625%, 8/1/16(b)                  35          36,575
                                                                -----------
                                                                  1,510,544
                                                                -----------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13                  65          65,488

LIFE & HEALTH INSURANCE--0.7%
UnumProvident Finance Co. plc 144A 6.85%,
   11/15/15(b)                                          180         178,347

METAL & GLASS CONTAINERS--3.4%
AEP Industries, Inc. 7.875%, 3/15/13                    470         472,350
Owens-Brockway Glass Container, Inc. 6.75%,
   12/1/14                                              375         353,437
                                                                -----------
                                                                    825,787
                                                                -----------

MOVIES & ENTERTAINMENT--1.6%
WMG Holdings Corp. 0%, 12/15/14(c)                      525         381,937

OIL & GAS EQUIPMENT & SERVICES--0.8%
Gulfmark Offshore, Inc. 7.75%, 7/15/14                  190         185,725

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Chesapeake Energy Corp. 6.625%, 1/15/16                 515         493,112

OIL & GAS STORAGE & TRANSPORTATION--6.5%
Atlas Pipeline Partners LP 144A 8.125%, 12/15/15(b)      90          91,125
Ferrellgas Escrow LLC/ Ferrellgas Finance
   Escrow Corp. 6.75%, 5/1/14                           200         191,000
Ferrellgas Partners LP/Ferrellgas Partners
   Finance 8.75%, 6/15/12                               100         103,000
Holly Energy Partners LP 6.25%, 3/1/15                  150         138,000
Inergy LP/Inergy Finance Corp. 8.25%, 3/1/16             85          87,125
MarkWest Energy Partners LP / MarkWest Energy
   Finance Corp. 144A 8.50%, 7/15/16(b)                 120         121,800
Pacific Energy Partners LP/ Pacific Energy Finance
   Corp. 6.25%, 9/15/15                                 125         121,875
SemGroup LP 144A 8.75%, 11/15/15(b)                     210         212,100

PHOENIX HIGH YIELD SECURITIES FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
TransMontaigne, Inc. 9.125%, 6/1/10                   $ 510     $   544,425
                                                                -----------
                                                                  1,610,450
                                                                -----------

PACKAGED FOODS & MEATS--1.0%
Pilgrim's Pride Corp. 9.625%, 9/15/11                   235         247,337

PAPER PACKAGING--0.8%
Caraustar Industries, Inc. 7.375%, 6/1/09               215         204,788

PAPER PRODUCTS--2.5%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)            335         338,350
Verso Paper Holdings LLC & Verso Paper, Inc.
   144A 9.235%, 8/1/14(b)(c)                            135         136,519
Verso Paper Holdings LLC & Verso Paper, Inc.
   144A 11.375%, 8/1/16(b)                               85          85,000
Verso Paper Holdings LLC & Verso Paper, Inc.
   144A 9.125%, 8/1/14(b)                                65          65,325
                                                                -----------
                                                                    625,194
                                                                -----------

PUBLISHING & PRINTING--1.2%
Primedia, Inc. 8.875%, 5/15/11                          165         157,987
Primedia, Inc. 8%, 5/15/13                              160         141,200
                                                                -----------
                                                                    299,187
                                                                -----------

REGIONAL BANKS--1.0%
Colonial Bank NA 6.375%, 12/1/15                        250         251,129

SPECIALTY CHEMICALS--0.4%
Chemtura Corp. 6.875%, 6/1/16                            90          87,300

STEEL--1.2%
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b)          290         290,000

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Capital Trust VI 7.908%, 6/13/36               95          98,058

TIRES & RUBBER--1.1%
Goodyear Tire & Rubber Co. (The) 9%, 7/1/15             270         261,225

TOBACCO--1.7%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)          300         301,696
Reynolds American, Inc.144A 7.625%, 6/1/16(b)           120         122,787
                                                                -----------
                                                                    424,483
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--0.5%
H&E Equipment Services, Inc. 144A 8.375%, 7/15/16(b)    130         131,950


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget Finance,
   Inc. 144A 7.75%, 5/15/16(b)                        $ 410     $   400,775
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $19,989,380)                                    19,825,674
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--12.3%

BERMUDA--1.9%
Intelsat Bermuda Ltd. 144A 11.64%, 6/15/13(b)(c)         75          76,969
Intelsat Bermuda Ltd. 144A 9.25%, 6/15/16(b)             50          51,375
Intelsat Subsidiary Holding Co. Ltd. 8.625%, 1/15/15    350         348,250
                                                                -----------
                                                                    476,594
                                                                -----------

CANADA--4.9%
Cascades, Inc. 7.25%, 2/15/13                           385         360,937
CHC Helicopter Corp. 7.375%, 5/1/14                     405         382,725
North American Energy Partners, Inc. 8.75%, 12/1/11     200         201,000
Stratos Global Corp. 144A 9.875%, 2/15/13(b)            298         260,313
                                                                -----------
                                                                  1,204,975
                                                                -----------

IRELAND--2.4%
Eircom Funding 8.25%, 8/15/13                           538         583,187

LUXEMBOURG--1.3%
Basell AF SCA 144A 8.375%, 8/15/15(b)                   325         317,281

UNITED KINGDOM--1.0%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)         255         240,338

UNITED STATES--0.8%
IMAX Corp. 9.625%, 12/1/10                              200         210,000
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,116,460)                                      3,032,375
---------------------------------------------------------------------------

LOAN AGREEMENTS--0.4%

PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. Tranche C 8.042%, 12/23/13(c)     100         100,750
---------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $100,000)                                          100,750
---------------------------------------------------------------------------

PHOENIX HIGH YIELD SECURITIES FUND

                                                      SHARES       VALUE
                                                      ------    -----------

DOMESTIC COMMON STOCKS--0.4%

PACKAGED FOODS & MEATS--0.4%
B&G Foods, Inc.                                       6,290     $   105,043
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $80,858)                                           105,043
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.6%
(IDENTIFIED COST $23,286,698)                                    23,063,842
                                                                -----------


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

SHORT-TERM INVESTMENTS--5.7%

COMMERCIAL PAPER(f)--5.7%
FHLB 4.95%, 8/1/06                                   $1,400       1,400,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,400,000)                                      1,400,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $24,686,698)                                    24,463,842(a)

Other assets and liabilities, net--0.7%                             163,135
                                                                -----------
NET ASSETS--100.0%                                              $24,626,977
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $255,075 and gross depreciation of $468,015 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $24,676,782.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $6,416,164 or 26.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A Corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Security in default.
(f) The rate shown is the discount rate.

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

U.S. GOVERNMENT SECURITIES--6.2%

U.S. TREASURY NOTES--6.2%
U.S. Treasury Note 4.875%, 5/15/09                   $3,830     $ 3,826,112
U.S. Treasury Note 4.50%, 2/28/11                     1,050       1,032,733
U.S. Treasury Note 4.875%, 4/30/11                    2,100       2,096,556
U.S. Treasury Note 4.875%, 5/31/11                    2,025       2,021,679
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,943,400)                                      8,977,080
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.2%

FNMA 4.50%, 6/1/19                                    1,206       1,153,989
FNMA 5%, 8/1/20                                         316         306,654
FNMA 5.50%, '34-'35                                   8,065       7,887,307
FNMA 6%, 8/1/34                                       1,347       1,343,261
FNMA 5%, 7/25/35                                        951         936,982
FNMA 5%, 9/25/35                                        692         682,103
FNMA 6%, 3/1/36                                         931         925,075
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,550,912)                                    13,235,371
---------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%


FLORIDA--1.4%
University of Miami Taxable Series A 7.65%,
   4/1/20 (MBIA Insured)                              2,000       2,047,300

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement Funding
   Corp. Taxable Series A 6.72%, 6/1/25                 300         299,023
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,301,787)                                      2,346,323
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.2%

Bear Stearns Structured Products, Inc. 05-20N B
  144A 8.885%, 10/25/45(b)(c)                           750         701,250
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                             1,088         987,520
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,766,912)                                      1,688,770
---------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

DOMESTIC CORPORATE BONDS--28.6%


AEROSPACE & DEFENSE--0.9%
DRS Technologies, Inc. 6.625%, 2/1/16                $  500     $   483,750
L-3 Communications Corp. 6.125%, 1/15/14                550         529,375
L-3 Communications Corp. Series B 6.375%,
  10/15/15                                              250         241,250
                                                                -----------
                                                                  1,254,375
                                                                -----------

AIRLINES--2.9%
American Airlines, Inc. 01-1 6.977%, 5/23/21          1,825       1,757,904
United Airlines, Inc. 00-2 7.032%, 10/1/10            1,414       1,442,696
United Airlines, Inc. 01-1 6.071%, 3/1/13               965         966,722
                                                                -----------
                                                                  4,167,322
                                                                -----------

ALTERNATIVE CARRIERS--0.1%
PanAmSat Corp. 144A 9%, 6/15/16(b)                      200         205,250

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA Holding Corp. 4.875%, 6/15/10        275         265,200
Ford Motor Co. 7.45%, 7/16/31                           750         555,000
                                                                -----------
                                                                    820,200
                                                                -----------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 144A 8.875%, 1/1/14(b)                      350         366,625
Hertz Corp. 144A 10.50%, 1/1/16(b)                      100         109,250
                                                                -----------
                                                                    475,875
                                                                -----------

BROADCASTING & CABLE TV--1.9%
Comcast Corp. 4.95%, 6/15/16                            500         453,864
COX Communications, Inc. 5.45%, 12/15/14                375         350,207
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                    1,500       1,396,875
Echostar DBS Corp. 6.625%, 10/1/14                      600         580,500
                                                                -----------
                                                                  2,781,446
                                                                -----------

BUILDING PRODUCTS--0.3%
Ply Gem Industries, Inc. 9%, 2/15/12                    500         440,000

CASINOS & GAMING--1.5%
Harrah's Operating Co., Inc. 5.625%, 6/1/15             225         210,261
MGM MIRAGE 8.50%, 9/15/10                               250         262,188

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

CASINOS & GAMING--(CONTINUED)
MGM MIRAGE 6.625%, 7/15/15                           $  350     $   332,062
Pokagon Gaming Authority 144A 10.375%, 6/15/14(b)       125         131,250
River Rock Entertainment Authority 9.75%, 11/1/11       250         263,750
Station Casinos, Inc. 6.875%, 3/1/16                  1,000         925,000
                                                                -----------
                                                                  2,124,511
                                                                -----------

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.20%, 3/15/16                            750         756,147

CONSUMER FINANCE--1.9%
Ford Motor Credit Co. 8.149%, 11/2/07(c)                150         150,244
Ford Motor Credit Co. 8.625%, 11/1/10                 1,400       1,347,010
General Motors Acceptance Corp. 7.25%, 3/2/11         1,000         981,225
General Motors Acceptance Corp. 6.875%, 9/15/11         275         266,562
                                                                -----------
                                                                  2,745,041
                                                                -----------

DIVERSIFIED BANKS--0.3%
UOB Cayman Ltd. 144A 5.796%, 12/29/49(b)(c)             500         482,344

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1 1%
Adesa, Inc. 7.625%, 6/15/12                             500         493,750
Mobile Mini, Inc. 9.50%, 7/1/13                         975       1,048,125
                                                                -----------
                                                                  1,541,875
                                                                -----------

DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
   6.875%, 2/1/14                                       750         735,000
Glencore Funding LLC 144A 6%, 4/15/14(b)              1,000         931,497
                                                                -----------
                                                                  1,666,497
                                                                -----------

ELECTRIC UTILITIES--1.6%
Midwest Generation LLC 8.75%, 5/1/34                  1,000       1,068,750
MSW Energy Holdings II LLC/MSW Energy Finance Co.
   II, Inc. Series B 7.375%, 9/1/10                     900         904,500
MSW Energy Holdings LLC/MSW Energy Finance Co.,
   Inc. 8.50%, 9/1/10                                   250         256,250
                                                                -----------
                                                                  2,229,500
                                                                -----------

HEALTH CARE FACILITIES--0.8%
Concentra Operating Corp. 9.125%, 6/1/12                500         521,250
Healthsouth Corp. 144A 10.75%, 6/15/16(b)               300         288,000


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

HEALTH CARE FACILITIES--(CONTINUED)
Psychiatric Solutions, Inc. 7.75%, 7/15/15           $  375     $   365,625
                                                                -----------
                                                                  1,174,875
                                                                -----------

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15                      210         187,239

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13          1,250       1,238,897

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Citizens Communications Co. 9.25%, 5/15/11              500         545,000
Windstream Corp. 144A 8.625%, 8/1/16(b)                 500         522,500
                                                                -----------
                                                                  1,067,500
                                                                -----------

INVESTMENT BANKING & BROKERAGE--0.4%
Merrill Lynch & Co., Inc. 6.05%, 5/16/16                500         502,035

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 5.67%, 5/10/10(c)         750         719,228

LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc. 6.75%, 8/15/14    600         599,250

MANAGED HEALTH CARE--0.6%
Coventry Health Care, Inc. 8.125%, 2/15/12              750         785,625

METAL & GLASS CONTAINERS--0.3%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b)        500         497,500

MORTGAGE REIT'S--0.7%
iStar Financial, Inc. 5.375%, 4/15/10                 1,000         983,954

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.875%, 5/1/12                        370         383,059
Viacom, Inc. 144A 6.25%, 4/30/16(b)                     375         364,218
                                                                -----------
                                                                    747,277
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B 6.125%,
   12/1/14                                              340         318,750

OIL & GAS EXPLORATION & PRODUCTION--1.6%
Chesapeake Energy Corp. 6.875%, 1/15/16                 750         727,500
Denbury Resources, Inc. 7.50%, 4/1/13                   600         606,000
Pioneer Natural Resources Co. 5.875%, 7/15/16           500         461,335
Swift Energy Co. 7.625%, 7/15/11                        500         502,500
                                                                -----------
                                                                  2,297,335
                                                                -----------

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

OIL & GAS REFINING & MARKETING--0.6%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10     $  750     $   797,275

OIL & GAS STORAGE & TRANSPORTATION--0.6%
AmeriGas Partners LP 7.25%, 5/20/15                     500         487,500
Kinder Morgan Management LLC 5.70%, 1/5/16              400         350,372
                                                                -----------
                                                                    837,872
                                                                -----------

PACKAGED FOODS & MEATS--1.7%
Dean Foods Co. 6.625%, 5/15/09                          500         500,000
Pilgrim's Pride Corp. 9.25%, 11/15/13                 1,500       1,511,250
Tyson Foods, Inc. 6.60%, 4/1/16                         400         395,378
                                                                -----------
                                                                  2,406,628
                                                                -----------

SPECIALIZED CONSUMER SERVICES--0.6%
Stewart Enterprises 7.75%, 2/15/13                    1,000         897,500

SPECIALIZED REIT'S--0.7%
Health Care REIT, Inc. 5.875%, 5/15/15                1,000         965,901

TOBACCO--0.6%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)          500         502,828
Reynolds American, Inc.144A 7.625%, 6/1/16(b)           375         383,709
                                                                -----------
                                                                    886,537
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc. 6.50%, 2/15/12       310         294,500

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Nextel Communications, Inc. Series F 5.95%,
   3/15/14                                            1,250       1,213,181
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $41,849,497)                                    41,109,242
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.4%

Adjustable Rate Mortgage Trust 05-3, 2A1 4.707%,
   7/25/35(c)                                           791         777,526
Bear Stearns Structured Products, Inc. 04-15, A2
   P.O. 144A 0%, 11/27/34(b)                            551         508,870
Bear Stearns Structured Products, Inc. 05-10 144A
   7.823%, 4/26/35(b)(c)                                600         599,658
Countrywide Home Loan Mortgage Pass-Through Trust
   04-12, 12A1 4.759%, 8/25/34(c)                     1,280
                                                                  1,258,790
First Horizon Asset Securities, Inc. 05-AR1, 2A1
   5.021%, 4/25/35(c)                                   829         810,496
First Horizon Mortgage Pass-Through Trust 04-AR4,
   2A1 4.403%, 8/25/34(c)                             1,502       1,477,670


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

JPMorgan Mortgage Trust 05-S3, 1A12 6%, 1/25/36      $  713     $   698,594
MASTR Alternative Loans Trust 05-5, 3A1 5.75%,
  8/25/35                                               668         658,136
MASTR Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                           527         495,697
Residential Accredit Loans, Inc. 05-QA4, A5 5.473%,
  4/25/35(c)                                          1,043       1,033,401
Structured Asset Securities Corp. 03-32, 1A1
  5.23%, 11/25/33(c)                                    605         576,185
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                             1,127       1,110,279
Wells Fargo Mortgage Backed Securities Trust 05-5,
  1A1 5%, 5/25/20                                       671         647,331

---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,835,335)                                    10,652,633
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--19.4%

ARGENTINA--1.7%
Republic of Argentina PIK Interest Capitalization
  8.28%, 12/31/33                                     1,836       1,725,480
Republic of Argentina Series GDP 0%, 12/15/35(c)      7,018         656,220
                                                                -----------
                                                                  2,381,700
                                                                -----------

AUSTRALIA--1.3%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                            2,515(g)    1,930,616

BRAZIL--3.2%
Federative Republic of Brazil 10.50%, 7/14/14           825       1,019,700
Federative Republic of Brazil 7.875%, 3/7/15            250         270,250
Federative Republic of Brazil 12.50%, 1/5/16          2,149(h)      992,758
Federative Republic of Brazil 7.125%, 1/20/37           750         743,250
Federative Republic of Brazil 11%, 8/17/40            1,175       1,508,994
                                                                -----------
                                                                  4,534,952
                                                                -----------

CANADA--1.1%
Federation of Canada 4.25%, 9/1/09                    1,750(i)    1,550,614

COLOMBIA--0.4%
Republic of Colombia 10%, 1/23/12                       500         578,000

EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%, 9/21/34(b)         350         372,750

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

GERMANY--0.5%
Federal Republic of Germany 144A 3.25%, 4/17/09(b)      607(j)  $   768,904

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b)        $  675         739,125

INDONESIA--0.6%
Republic of Indonesia 144A 6.75%, 3/10/14(b)            850         845,750

MEXICO--0.6%
United Mexican States Series MI10 9.50%, 12/18/14     8,465(k)      823,853

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 1106 8%,
  11/15/06                                              525(l)      325,155

PERU--0.2%
Republic of Peru 7.35%, 7/21/25                         225         230,063

PHILIPPINES--1.4%
Republic of Philippines 8%, 1/15/16                   1,000       1,070,600
Republic of Philippines 10.625%, 3/16/25                300         385,875
Republic of Philippines 9.50%, 2/2/30                   500         592,500
                                                                -----------
                                                                  2,048,975
                                                                -----------

RUSSIA--0.2%
Russian Federation 144A 5%, 3/31/30(b)(c)               275         299,915

SOUTH AFRICA--0.1%
Republic of South Africa Series R153 13%, 8/31/10       920(m)      152,315

THAILAND--0.5%
Kingdom of Thailand Series R042 4.80%, 4/9/10        28,600(n)      741,897

TURKEY--1.1%
Republic of Turkey 11.50%, 1/23/12                      450         538,875
Republic of Turkey 7.25%, 3/15/15                     1,000         998,750
                                                                -----------
                                                                  1,537,625
                                                                -----------


URUGUAY--1.5%
Republic of Uruguay 7.50%, 3/15/15                      500         508,750
Republic of Uruguay 8%, 11/18/22                      1,650       1,662,375
                                                                -----------
                                                                  2,171,125
                                                                -----------

VENEZUELA--4.0%
Republic of Venezuela 8.50%, 10/8/14                    725         795,688
Republic of Venezuela 9.25%, 9/15/27                  1,425       1,763,437


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

VENEZUELA--(CONTINUED)
Republic of Venezuela RegS 5.375%, 8/7/10(e)         $2,260     $ 2,192,200
Republic of Venezuela RegS 7%, 12/1/18(e)             1,025       1,022,437
                                                                -----------
                                                                  5,773,762
                                                                -----------

---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $26,571,286)                                    27,807,096
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--11.9%

BRAZIL--0.5%
Vale Overseas Ltd. 6.25%, 1/11/16                       750         743,250

CANADA--1.6%
Catalyst Paper Corp. 7.375%, 3/1/14                     750         671,250
Rogers Cable, Inc.  7.875%, 5/1/12                    1,000       1,038,750
Rogers Wireless Communications, Inc. 6.375%, 3/1/14     575         554,875
                                                                -----------
                                                                  2,264,875
                                                                -----------

CHILE--0.9%
Empresa Nacional de Electricidad SA 8.35%, 8/1/13       350         383,075
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)       867         816,651
                                                                -----------
                                                                  1,199,726
                                                                -----------

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c)              750         714,594

KAZAKHSTAN--1.9%
Kazkommerts International BV 144A 7.875%, 4/7/14(b)     250         251,250
Kazkommerts International BV RegS 10.125%, 5/8/07(e)    500         515,700
Tengizchevroil Finance Co. 144A 6.124%, 11/15/14(b)   1,000         986,250
TuranAlem Finance BV 144A 7.875%, 6/2/10(b)           1,000       1,025,000
                                                                -----------
                                                                  2,778,200
                                                                -----------

MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital Ltd.
  144A 6.125%, 7/1/14(b)                                750         758,657

MEXICO--0.3%
America Movil SA de CV 5.50%, 3/1/14                    500         479,848

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

RUSSIA--2.9%
Aries Vermoegensverwaltung GmbH 144A 7.75%,
  10/25/09(b)                                           250(j)  $   355,277
Aries Vermoegensverwaltung GmbH 144A 9.60%,
  10/25/14(b)                                        $  750         946,875
Gazprom International SA 144A 7.201%, 2/1/20(b)       1,000       1,040,000
Gazprom OAO  144A (Gazstream SA) 5.625%, 7/22/13(b)     364         360,038
Gazprom OAO (Morgan Stanley Bank AG) 144A
  9.625%, 3/1/13(b)                                     750         879,375
OJSC Vimpel Communications 144A 8.375%, 10/22/11(b)     500         512,500
                                                                -----------
                                                                  4,094,065
                                                                -----------

SINGAPORE--0.8%
Chartered Semiconductor Manufacturing Ltd.
  5.75%, 8/3/10                                       1,125       1,108,592

SOUTH KOREA--1.0%
C&M Finance Ltd. 144A 8.10%, 2/1/16(b)                  500         474,665
Woori Bank 144A 6.125%, 5/3/16(b)(c)                  1,000         998,288
                                                                -----------
                                                                  1,472,953
                                                                -----------

UNITED KINGDOM--0.3%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)         500         471,250

UNITED STATES--0.7%
Nova Chemicals Corp. 8.405%, 11/15/13(c)                975         989,625
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,086,812)                                    17,075,635
---------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.4%

PHARMACEUTICALS--0.4%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10       625         555,469
---------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $518,671)                                          555,469
---------------------------------------------------------------------------

CREDIT LINKED NOTES--1.0%

OTHER FOREIGN GOVERNMENT--1.0%
Republic of Indonesia (Citigroup) 14%, 6/15/09          380         345,811
Republic of Indonesia (Citigroup) 14%, 6/15/09          400         388,740
Republic of Turkey (Citigroup) 0%, 6/28/07              750         673,740
---------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $1,530,000)                                      1,408,291
---------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

LOAN AGREEMENTS(c)--11.5%

AIRPORT SERVICES--0.6%
Worldspan LP Tranche 6.95%, 2/11/10                  $  908     $   898,464

AUTO PARTS & EQUIPMENT--0.8%
Mark IV Tranche 1 5.414%, 6/15/13                       650         654,062
Mark IV Tranche 2 5.414%, 6/15/13                       175         177,625
Tenneco Automotive, Inc. Tranche B 8.13%, 12/12/10      282         284,269
                                                                -----------
                                                                  1,115,956
                                                                -----------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. Tranche 7.38%, 12/21/12                      50          50,313
Hertz Corp. Tranche B 7.38%, 12/21/12                   340         341,818
                                                                -----------
                                                                    392,131
                                                                -----------

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC  Tranche
  7.751%, 4/28/13                                       744         746,179

CASINOS & GAMING--0.3%
MGM MIRAGE Tranche A 6.88%, 4/25/10                     405         404,620

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Solar Capital Corp. Tranche 7.215%, 2/11/13           1,440       1,451,022

DEPARTMENT STORES--1.0%
Neiman-Marcus Group, Inc. (The) Tranche 6.706%,
  4/6/13                                              1,399       1,412,486

ELECTRIC UTILITIES--0.3%
Astoria Generating Co. LP Tranche 6.88%, 2/23/13         80          80,299
Astoria Generating Co. LP Tranche 6.88%, 2/23/13        339         340,488
                                                                -----------
                                                                    420,787
                                                                -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche 6.89%,
  1/15/12                                               325         323,985
Allied Waste North America, Inc. Tranche A 6.89%,
  1/15/12                                               125         124,609
                                                                -----------
                                                                    448,594
                                                                -----------

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche B 6.185%, 4/15/12     446         444,257

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

HEALTH CARE SERVICES--0.5%
Fresenius Medical Care AG & Co. Tranche B 6.403%,
  3/31/13                                            $  748     $   742,514

HOTELS, RESORTS & CRUISE LINES--0.3%
Hilton Hotels Corp. Tranche B 6.204%, 2/22/13           359         357,878

HOUSEWARES & SPECIALTIES--0.3%
Tupperware Brands Corp. Tranche B 6.39%, 12/1/12        429         425,744

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
NRG Energy, Inc. Tranche B 6.91%, 2/1/13              1,303       1,309,683

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B 5.271%, 5/1/13                   470         470,451

OIL & GAS EQUIPMENT & SERVICES--1.1%
Helix Tranche 5.162%, 7/31/10                         1,500       1,494,375

PAPER PRODUCTS--1.5%
Georgia-Pacific Corp. Tranche A 6.88%, 12/20/10         444         442,153
Georgia-Pacific Corp. Tranche B 6.499%, 12/20/12        672         670,366
Georgia-Pacific Corp. Tranche C 7.749%, 12/23/13        150         151,125
NewPage Corp. Tranche B 7.09%, 5/2/11                   934         940,620
                                                                -----------
                                                                  2,204,264
                                                                -----------

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B 6.888%, 10/18/12            449         448,314

SPECIALTY CHEMICALS--0.1%
Johnson Diversey, Inc. Tranche B 7.38%, 12/16/11        126         127,341

TOBACCO--0.1%
Reynolds American, Inc. Tranche 5.238%, 6/15/13         140         140,788

TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc. Tranche 7.13%, 2/14/11              76          76,300
United Rentals, Inc. Tranche B 7.13%, 2/14/11           373         373,869
                                                                -----------
                                                                    450,169
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B 0%, 6/15/13      625         629,492
---------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $16,612,100)                                    16,535,509
---------------------------------------------------------------------------


                                                     SHARES        VALUE
                                                     ------     -----------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A                     137,550    $     1,376

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(o)                            3,650           5,840
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,365)                                            7,216
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $142,323,077)                                  141,398,635
---------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------   -----------

SHORT-TERM INVESTMENTS--1.2%

COMMERCIAL PAPER(p)--1.2%
Clipper Receivables Co. LLC 5.29%, 8/1/06            $1,660       1,660,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,660,000)                                      1,660,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $143,983,077)                                  143,058,635(a)

Other assets and liabilities, net--0.4%                             555,992
                                                               ------------
NET ASSETS--100.0%                                             $143,614,627
                                                               ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,798,465 and gross depreciation of $2,873,347 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $144,133,517.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $20,707,560 or 14.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments .
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2006, these securities amounted to a value of $5,840 or 0.0% of net assets.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents New Zealand Dollar.
(m) Par value represents South African Rand.
(n) Par value represents Thailand Baht.
(o) Non-income producing.
(p) The rate shown is the discount rate.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

U.S. GOVERNMENT SECURITIES--4.9%


U.S. TREASURY NOTES--4.9%
U.S. Treasury Note 4.50%, 2/15/09                 $ 10,500    $   10,387,209
U.S. Treasury Note 4.875%, 5/15/09                  50,000        49,933,600
U.S. Treasury Note 4.50%, 2/28/11                    3,000         2,949,726
U.S. Treasury Note 4.875%, 4/30/11                   2,000         1,996,094
U.S. Treasury Note 4.875%, 7/31/11                   4,000         3,994,376
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $69,049,456)                                     69,261,005
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.6%

FHLMC 6%, 8/1/34                                     3,198         3,187,311
FNMA 5.50%, '17-'35                                 71,062        69,843,135
FNMA 6%, '17-'34                                    15,162        15,112,208
FNMA 4.50%, 4/1/18                                   2,198         2,105,198
FNMA 5%, '18-'35                                    45,529        44,549,500
GNMA 6.50%, '31-'32                                    947           965,827
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $138,681,948)                                   135,763,179
----------------------------------------------------------------------------

MUNICIPAL BONDS--2.0%

CALIFORNIA--0.3%
Fresno County Pension Obligation Taxable 6.06%,
  8/15/09 (FGIC Insured)                             1,915         1,952,017
Ventura County Pension Obligation Taxable 6.58%,
  11/1/06 (FSA Insured)                              1,750         1,754,637
                                                              --------------
                                                                   3,706,654
                                                              --------------

CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
  Series A 6.91%, 9/1/12 (MBIA Insured)              4,000         4,183,280

FLORIDA--0.1%
Collier County Water-Sewer District Taxable
  Series A 2.625%, 7/1/07 (FSA Insured)              1,325
                                                                   1,297,506

MAINE--0.0%
Lewiston Pension Obligation Taxable 5%, 12/15/06
  (FGIC Insured)                                       500           499,235


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

NEW YORK--0.5%
New York State Dormitory Authority Higher
  Education Taxable Series B 3.35%, 12/15/09      $  2,500    $    2,346,975
Sales Tax Asset Receivable Taxable Series B
  3.83%, 10/15/09 (FGIC Insured)                     5,000         4,777,450
                                                              --------------
                                                                   7,124,425
                                                              --------------

PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial
  Development Pension Funding Retirement
  Systems Taxable Series A 5.69%, 4/15/07
  (MBIA Insured)                                     1,000         1,001,940
Philadelphia School District Taxable Series C
  4.11%, 7/1/08 (FSA Insured)                        2,470         2,412,326
Philadelphia School District Taxable Series C
  4.20%, 7/1/09 (FSA Insured)                        2,570         2,487,169
Philadelphia School District Taxable Series C
  4.29%, 7/1/10 (FSA Insured)                        2,255         2,164,642
Philadelphia School District Taxable Series C
  4.43%, 7/1/11 (FSA Insured)                        1,015           969,183
                                                              --------------
                                                                   9,035,260
                                                              --------------

SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
  Funding Corp. Taxable Series A 6.72%, 6/1/25         152           151,427

TEXAS--0.1%
Texas State Veterans Taxable Series A 7.625%,
  12/1/06                                              695           699,844

WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
  Series T 5%, 7/1/08                                1,000           994,390
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $28,611,516)                                     27,692,021
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.2%

American General Mortgage Loan Trust 06-1, A2
  144A 5.75%, 12/25/35(b)(c)                         8,392         8,304,807
AmeriCredit Automobile Receivables Trust 06-1
  E1 144A 6.62%, 5/6/13(b)                           7,000         6,986,140
Associates Manufactured Housing Pass-Through
  Certificates 96-1, A5 7.60%, 3/15/27                 517           519,282

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

Banco Salvadoreno Datapro Funding, Ltd. 04-1A
  144A 8.081%, 6/15/09(b)(c)                      $  1,491    $    1,495,223
Bayview Financial Acquisition Trust 06-B, 1A2
  5.80%, 4/28/36(c)                                  4,000         3,985,000
Bear Stearns Structured Products, Inc. 05-20N B
  144A 8.885%, 10/25/45(b)(c)                        5,000         4,675,000
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                            3,682         3,342,375
Capital Auto Receivables Asset Trust 06-1 D 144A
  7.16%, 1/15/13(b)                                  2,000         1,973,125
Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11       4,135         4,055,124
Carssx Finance Ltd. 04-AA, B3 144A 8.719%,
  1/15/11(b)(c)                                        911           931,217
Conseco Finance Securitizations Corp. 02-2,
  A2 6.03%, 3/1/33                                   3,145         3,108,619
Drivetime Auto Owner Trust 04-A, A3 144A
  2.419%, 8/15/08(b)(c)                              1,029         1,014,584
Franchise Mortgage Acceptance Co. Loan
  Receivables Trust 98-CA, A2 144A 6.66%,
  1/15/12(b)                                         6,243         6,073,311
GMAC Mortgage Corp. Loan Trust 05-HE2, A3 4.622%,
  11/25/35(c)                                        5,000         4,926,563
GMAC Mortgage Corp. Loan Trust 06-HE2, A3 6.32%,
  5/25/36                                           11,335        11,335,000
Great America Leasing Receivables 05-1, A4 144A
  4.97%, 8/20/10(b)                                  6,700         6,583,018
Green Tree Financial Corp. 99-3, A7 6.74%,
  2/1/31                                             5,000         4,764,832
GSAMP Trust 05-HE4N, N1 144A 5.50%, 7/25/45(b)       2,216         2,196,360
GSAMP Trust 05-S1 B3 6.75%, 12/25/34(c)              2,510         2,297,434
Hyundai Auto Receivables Trust 06-A D 5.52%,
  11/15/12                                           3,900         3,882,918
Long Beach Auto Receivables Trust 04-A, A2
  2.841%, 7/15/10(c)                                 2,888         2,817,685
Long Grove Collateral Loan Obligation Ltd.
  04-1A C 144A 7.61%, 5/25/16(b)(c)                  1,600         1,632,500
Long Grove Collateral Loan Obligation Ltd.
  04-1A D 144A 11.96%, 5/25/16(b)(c)                   500           535,781
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11            2,500         2,435,222
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10          6,831         6,776,666
Renaissance Home Equity Loan Trust 05-1,
  AF2 4.263%, 5/25/35(c)                             2,529         2,504,546


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

Renaissance Home Equity Loan Trust 05-3, AF4
  5.14%, 11/25/35(c)                              $  5,380    $    5,183,294
Renaissance Home Equity Loan Trust 06-1,
  M1 6.063%, 5/25/36(c)                              4,000         3,940,625
Renaissance Home Equity Loan Trust 06-2,
  AF4 6.115%, 8/25/36(c)                             5,640         5,602,987
Residential Funding Mortgage Securities I,
  Inc. 05-SA1, 2A 4.886%, 3/25/35(c)                 4,041         4,016,319
Soundview Home Equity Loan Trust 05-CTX1,
  A3 5.322%, 11/25/35(c)                             3,900         3,840,281
Structured Asset Securities Corp. 05-7XS, 1A2B
  5.27%, 4/25/35(c)                                  7,161         7,099,350
Vanderbuilt Acquisition Loan Trust 02-1,
  A3 5.70%, 9/7/23                                     495           494,373
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $130,742,209)                                   129,329,561
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.7%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. Series B 6.375%, 10/15/15   1,500         1,447,500
Northrop Grumman Corp. 4.079%, 11/16/06              2,000         1,991,290
                                                              --------------
                                                                   3,438,790
                                                              --------------

AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc. 8.25%, 7/15/07       500           509,058

AIRLINES--3.7%
American Airlines, Inc. 01-1 6.977%, 11/23/22       14,455        13,920,975
JetBlue Airways Corp. 04-1 9.16%, 3/15/08(c)         6,369         6,404,809
JetBlue Airways Corp. 04-2 C 8.27%, 5/15/10(c)       3,929         3,909,079
PBG Aircraft Trust 144A 6.765%, 4/1/11(b)            7,549         7,213,996
United Airlines, Inc. 00-2 7.032%, 10/1/10           7,440         7,593,138
United Airlines, Inc. 01-1 6.071%, 3/1/13           12,549        12,573,027
                                                              --------------
                                                                  51,615,024
                                                              --------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                 2,370         2,296,978

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.875%, 6/15/10     1,150         1,108,061
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13     1,800         1,819,445
                                                              --------------
                                                                   2,927,506
                                                              --------------

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b)                $  2,595    $    2,718,263

BROADCASTING & CABLE TV--0.9%
Comcast Cable Communications, Inc. 6.20%, 11/15/08   2,000         2,027,572
Comcast Corp. 4.95%, 6/15/16                         1,000           906,011
COX Communications, Inc. 3.875%, 10/1/08             1,000           961,887
COX Communications, Inc. 6.75%, 3/15/11              4,000         4,104,508
Echostar DBS Corp. 8.758%, 10/1/08(c)                2,600         2,642,250
PanAmSat Corp. 6.375%, 1/15/08                       1,405         1,405,000
                                                              --------------
                                                                  12,047,228
                                                              --------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07                          1,125         1,109,629

CASINOS & GAMING--0.4%
GTECH Holdings Corp. 4.75%, 10/15/10                 1,500         1,452,203
Harrah's Operating Co., Inc. 7.125%, 6/1/07            500           504,940
Harrah's Operating Co., Inc. 5.50%, 7/1/10           1,500         1,471,981
MGM MIRAGE 6.75%, 8/1/07                               300           302,625
MGM MIRAGE 8.50%, 9/15/10                            2,250         2,359,687
                                                              --------------
                                                                   6,091,436
                                                              --------------

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. 9.50%, 12/15/08                1,767         1,824,428

CONSUMER FINANCE--3.0%
Ford Motor Credit Co. 6.50%, 1/25/07                    66            65,958
Ford Motor Credit Co. 8.149%, 11/2/07(c)             1,560         1,562,538
Ford Motor Credit Co. 6.625%, 6/16/08                2,500         2,409,303
Ford Motor Credit Co. 8.625%, 11/1/10                9,525         9,164,479
Ford Motor Credit Co. 9.473%, 4/15/12(c)             2,875         2,954,063
General Electric Capital Corp. 6.125%, 2/22/11       3,000         3,078,699
General Motors Acceptance Corp. 6.125%, 9/15/06      5,516         5,513,887
General Motors Acceptance Corp. 6.599%, 9/23/08(c)   2,000         1,975,570
General Motors Acceptance Corp. 6.875%, 9/15/11      2,805         2,718,934
General Motors Acceptance Corp. 6.75%, 12/1/14         900           848,501
Household Finance Corp.  4.125%, 11/16/09            2,000         1,917,118
MBNA Corp. 4.625%, 9/15/08                           2,300         2,261,756
SLM Corp. 4.88%, 2/1/10(c)                           8,000         7,673,520
                                                              --------------
                                                                  42,144,326
                                                              --------------


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09                  $  3,000    $    2,905,356

DIVERSIFIED BANKS--0.1%
Wells Fargo & Co. 3.125%, 4/1/09                     1,500         1,415,663

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%, 1/13/12     1,120         1,070,121

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia) 6.875%, 2/1/14                         5,000         4,900,000

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07                   1,000         1,019,110

ELECTRIC UTILITIES--1.0%
Commonwealth Edison Co. Series 102 4.74%, 8/15/10    1,000           968,367
Consumers Energy Co. Series H 4.80%, 2/17/09         2,000         1,955,000
Entergy Gulf States, Inc. 3.60%, 6/1/08              3,500         3,362,331
MSW Energy Holdings II LLC/MSW Energy Finance
  Co. II, Inc. Series B 7.375%, 9/1/10               1,500
                                                                   1,507,500
MSW Energy Holdings LLC/MSW Energy Finance Co.,
  Inc. 8.50%, 9/1/10                                 1,500         1,537,500
PPL Capital Funding Trust I Series A 4.33%, 3/1/09   4,250         4,099,571
                                                              --------------
                                                                  13,430,269
                                                              --------------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Series B 5.75%,
  2/15/11                                            2,200         2,090,000

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%, 8/1/13                     1,000         1,110,000

FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10                       1,000         1,068,627
Safeway, Inc. 4.125%, 11/1/08                        2,000         1,932,068
Safeway, Inc. 6.50%, 11/15/08                        1,000         1,016,476
                                                              --------------
                                                                   4,017,171
                                                              --------------

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 6.125%,
  7/1/15                                             2,125         2,058,594

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 5.25%, 11/6/08                             3,500         3,438,750

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc. 7.25%, 8/15/13          1,000         1,068,894

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

HOMEBUILDING--0.3%
Horton (D.R.), Inc. 4.875%, 1/15/10               $  2,500    $    2,387,257
Ryland Group, Inc. (The) 8%, 8/15/06                 1,870         1,874,494
                                                              --------------
                                                                   4,261,751
                                                              --------------

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06                   1,000           999,864
Texaco Capital, Inc. 5.50%, 1/15/09                  1,035         1,041,825
                                                              --------------
                                                                   2,041,689
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
AT&T Corp. 7.30%, 11/15/11                           2,200         2,354,552
Citizens Communications Co. 9.25%, 5/15/11           2,500         2,725,000
                                                              --------------
                                                                   5,079,552
                                                              --------------

LIFE & HEALTH INSURANCE--0.2%
Principal Life Global Funding I 144A 4.40%,
  10/1/10(b)                                         1,500         1,431,138
Protective Life Secured Trust 5.05%, 5/10/10(c)      1,000           957,720
                                                              --------------
                                                                   2,388,858
                                                              --------------

LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International, Inc. 6.75%,
  8/15/14                                              985           983,769

MANAGED HEALTH CARE--0.1%
Cigna Corp. 7.40%, 5/15/07                           2,000         2,023,234

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                     1,500         1,551,111
Viacom, Inc. 144A 5.75%, 4/30/11(b)                  1,800         1,766,457
                                                              --------------
                                                                   3,317,568
                                                              --------------

MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A 3.90%,
  10/22/08(b)                                        2,000         1,936,426

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co. 3.60%, 3/1/09             2,000         1,909,572

OFFICE REIT'S--0.4%
Brandywine Operating Partnership LP 5.625%,
  12/15/10                                           5,725         5,653,901

OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. 5.50%, 10/15/10                      1,225         1,221,264
Hanover Compressor Co. 7.50%, 4/15/13                1,000         1,000,000
                                                              --------------
                                                                   2,221,264
                                                              --------------


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Denbury Resources, Inc. 7.50%, 4/1/13             $  1,000    $    1,010,000

OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10     2,000         2,125,810
Premcor Refining Group, Inc. (The) 6.125%, 5/1/11    3,800         3,832,953
Valero Energy Corp. 6.125%, 4/15/07                  1,700         1,704,075
                                                              --------------
                                                                   7,662,838
                                                              --------------


OIL & GAS STORAGE & TRANSPORTATION--0.6%
Kinder Morgan Management LLC 5.35%, 1/5/11           6,475         6,051,613
Williams Cos., Inc. (The) 7.125%, 9/1/11             2,500         2,531,250
                                                              --------------
                                                                   8,582,863
                                                              --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Bank of America Corp. 7.40%, 1/15/11                 3,000         3,214,902
Bosphorus Financial Services Ltd. 144A 6.97%,
  2/15/12(b)(c)                                      2,000         1,984,982
ERAC USA Finance Co. 144A 5.30%, 11/15/08(b)         2,385         2,364,894
MassMutual Global Funding II 144A 3.50%,
  3/15/10(b)                                         1,750         1,644,106
                                                              --------------
                                                                   9,208,884
                                                              --------------

PACKAGED FOODS & MEATS--0.2%
Dean Foods Co. 6.625%, 5/15/09                       3,345         3,345,000

PAPER PACKAGING--0.2%
Packaging Corporation of America 4.375%, 8/1/08      3,000         2,927,700

PAPER PRODUCTS--0.4%
Bowater, Inc. 8.329%, 3/15/10(c)                     4,850         4,910,625

PROPERTY & CASUALTY INSURANCE--0.3%
Berkley (WR) Corp. 5.125%, 9/30/10                   2,000         1,953,344
Berkshire Hathaway Finance Corp. 4.20%, 12/15/10     3,000         2,856,960
                                                              --------------
                                                                   4,810,304
                                                              --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP 4.80%, 4/1/11                     5,000         4,736,055

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%, 8/1/06                        400           400,000

RETAIL REIT'S--0.5%
Heritage Property Investment Trust 4.50%,
  10/15/09                                           2,750         2,656,830
Kimco Realty Corp. 4.82%, 8/15/11                    1,100         1,057,499

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

RETAIL REIT'S--(CONTINUED)
Simon Property Group LP 4.60%, 6/15/10            $  3,825    $    3,692,112
                                                              --------------
                                                                   7,406,441
                                                              --------------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10                      3,500         3,387,408

SPECIALIZED REIT'S--0.0%
Ventas Realty LP/Ventas Capital Corp. 6.75%,
  6/1/10                                               250           251,875

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09                       1,750         1,695,316

THRIFTS & MORTGAGE FINANCE--0.4%
Countrywide Home Loans, Inc. 5.625%, 7/15/09         4,000         4,002,396
Golden West Financial Corp. 4.125%, 8/15/07          1,000           983,788
                                                              --------------
                                                                   4,986,184
                                                              --------------

TOBACCO--0.6%
Philip Morris Capital Corp. 7.50%, 7/16/09           3,500         3,644,900
Reynolds American, Inc. 144A 7.25%, 6/1/13(b)        4,800         4,871,030
                                                              --------------
                                                                   8,515,930
                                                              --------------

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12    1,870         1,776,500

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F 5.95%,
  3/15/14                                            4,140         4,012,020
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $281,364,005)                                   276,690,121
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--20.1%

Adjustable Rate Mortgage Trust 05-3, 2A1 4.707%,
  7/25/35(c)                                         4,154         4,082,012
Asset Securitization Corp. 96-D3, A1C 7.40%,
  10/13/26                                             838           848,657
Bank of America Large Loan 06-LAQ H 144A 5.83%,
  2/9/21(b)(c)                                       4,000         4,001,250
Bear Stearns Alt-A Trust 05-2, 2B5 5.256%,
  4/25/35(c)                                         4,082         3,799,004
Bear Stearns Asset Backed Securities Net Interest
  Margin 03-HE1N, N2 144A 6.50%, 1/25/34(b)          2,384
                                                                   2,325,104
Bear Stearns Asset Backed Securities Net Interest
  Margin 04-HE1N, A2 144A 5.50%, 2/25/34(b)          3,300         3,135,000


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

Bear Stearns Asset Backed Securities Net Interest
  Margin 04-HE5N, A3 5%, 7/25/34                  $    257    $      255,395
Bear Stearns Commercial Mortgage Securities
  04-ESA J 144A 5.817%, 5/14/16(b)                   8,510         8,508,182
Bear Stearns Structured Products, Inc. 04-15,
  A2  P.O. 144A 0%, 11/27/34(b)                      7,818         7,221,467
Bear Stearns Structured Products, Inc. 04-5 A P.O.
  144A 0%, 2/25/34(b)                                1,657         1,567,530
Bear Stearns Structured Products, Inc. 04-6 P.O.
  0%, 2/25/34                                        1,326         1,276,618
Bear Stearns Structured Products, Inc. 05-10 144A
  7.318%, 4/26/35(b)(c)                              5,707         5,701,795
Bear Stearns Structured Products, Inc. 05-20N A
  144A 8.85%, 10/25/45(b)(c)                         5,139         5,196,714
Bear Stearns Structured Products, Inc. 06-2, 2A1
  144A 8.335%, 3/27/46(b)(c)                         3,188         3,201,853
Centex Home Equity 05-A, AF4 4.72%, 10/25/31(c)      3,750         3,650,231
Chase Mortgage Finance Corp. 04-S1 M 5.098%,
  2/25/19(c)                                         2,173         2,090,489
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
  3/25/34                                            4,554         4,491,124
Citigroup Mortgage Loan Trust, Inc. 06-WF1, A2B
  5.536%, 3/25/36(c)                                 2,000         1,995,312
Commercial Mortgage Acceptance Corp. 99-C1, A2
  7.03%, 6/15/31                                       287           296,172
Countrywide Home Loan Mortgage Pass-Through Trust
  02-34, B2 5.75%, 1/25/33                           1,709         1,664,885
Countrywide Home Loan Mortgage Pass-Through Trust
  02-36, B2 6%, 1/25/33                              1,702         1,676,136
Countrywide Home Loan Mortgage Pass-Through Trust
  04-12, 12A1 4.767%, 8/25/34(c)                     5,631         5,535,157
Countrywide Home Loan Mortgage Pass-Through Trust
  04-13, 1A1 5.50%, 8/25/34                          6,977         6,928,722
Credit-Based Asset Servicing and Securitization
  05-CB6, A3 5.12%, 7/25/35(c)                       6,000         5,919,863
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                         6,000         5,784,096
CS First Boston Mortgage Securities Corp. 01-CK1,
  A2 6.25%, 12/18/35                                   475           478,063
CS First Boston Mortgage Securities Corp. 04-1,
  1A1 5.75%, 2/25/34                                 2,283         2,262,986
CS First Boston Mortgage Securities Corp. 05-12,
  6A1 6%, 1/25/36                                    6,831         6,733,255

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

CS First Boston Mortgage Securities Corp.
  97-C2 B 6.72%, 1/17/35                          $  1,000    $    1,013,870
CS First Boston Mortgage Securities Corp.
  98-C1 B 6.59%, 5/17/40                             1,200         1,223,238
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.24%, 11/12/31                                      145           146,790
First Horizon Asset Securities, Inc. 05-AR1,
  2A1 5.026%, 4/25/35(c)                             4,482         4,384,045
First Horizon Mortgage Pass-Through Trust 03-2,
  1A12 5.75%, 4/25/33                                3,920         3,774,979
First Horizon Mortgage Pass-Through Trust
  04-AR4, 2A1 4.411%, 8/25/34(c)                     3,705         3,642,605
First Plus Home Loan Trust 97-3, M2 7.52%,
  11/10/23                                              71            70,630
Global Signal Trust 06-1, A2 144A 5.45%,
  2/15/36(b)                                         6,000         5,939,970
GMAC Commercial Mortgage Securities, Inc.
  97-C2, A3 6.566%, 4/15/29                          1,694         1,710,266
Greenwich Structured ARM Products 05-4A, N1
  144A 8.335%, 7/27/45(b)(c)                         3,134         3,118,185
GS Mortgage Securities Corp. II 99-C1, A2
  6.11%, 11/18/30(c)                                   200           202,036
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                819           817,600
Harborview Mortgage Loan Trust 05-15, B8
  7.017%, 10/20/45(c)                                4,637         4,578,038
Harborview Mortgage Loan Trust 144A 7.002%,
  7/19/45(b)(c)                                      3,452         2,558,543
Harborview Mortgage Loan Trust 2005-9 B-10,
  6/20/35 7.128%, 6/20/35(c)                         5,799         5,719,655
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3 6.26%, 3/15/33                     500           512,742
JPMorgan Mortgage Trust 05-S3, 1A12 6%, 1/25/36      4,100         4,015,240
JPMorgan Mortgage Trust 06-A1, B1 5.417%,
  2/25/36(c)                                         7,737         7,520,751
Master Alternative Net Interest Margin Trust
  05-CW1A, N1 144A 6.75%, 12/26/35(b)                2,880         2,848,738
Master Resecuritization Trust  05-3CI, N1 144A
  8.073%, 8/25/35(b)(c)                              4,651         4,536,084
Master Resecuritization Trust 04-2 144A 5.25%,
  3/28/34(b)                                         3,983         3,644,665
Master Resecuritization Trust 04-3 144A 5%,
  3/28/34(b)                                         2,494         2,281,910


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

Master Resecuritization Trust 05-2 144A 4.75%,
  3/28/34(b)                                      $  2,376    $    2,200,272
MASTR Alternative Loans Trust 05-5, 3A1 5.75%,
  8/25/35                                            8,997         8,852,070
MASTR Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                        3,162         2,974,180
MASTR Resecuritzation Trust 05-4CI, N2 144A
  8.323%, 4/26/45(b)(c)                              3,250         3,246,953
Merrill Lynch Mortgage Investors, Inc. 06-A1 M2
  6.043%, 3/25/36(c)                                 3,690         3,603,633
Park Place Securities Net Interest Margin Trust
  04-MCW1 B 144A 7.385%, 9/25/34(b)                  1,055         1,052,135
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
  10/12/33                                             250           264,041
RAAC Series 05-SP1, 1A1 5%, 9/25/34                  3,966         3,721,930
Residential Accredit Loans, Inc. 05-Q04 B1
  6.831%, 12/25/45(c)                                4,179         3,155,735
Residential Accredit Loans, Inc. 05-QA4, A5
  5.475%, 4/25/35(c)                                 9,594         9,507,973
Residential Funding Mortgage Securities II,
  Inc. 05-HI2, A3 4.46%, 5/25/35                     5,445         5,345,459
Residential Funding Mortgage Security I 06-S4,
  A2 6%, 4/25/36                                     9,565         9,581,982
Structured Asset Securities Corp. 03-32, 1A1
  5.23%, 11/25/33(c)                                 5,096         4,851,885
Structured Asset Securities Corp. 05-1, 6A1
  6%, 2/25/35                                        5,634         5,547,873
Wachovia Mortgage Loan Trust LLC 06-A, B1 5.44%,
  5/20/36(c)                                         3,458         3,378,897
Washington Mutual, Inc. 00-1, M3 6.831%,
  1/25/40(c)                                         1,060         1,066,451
Wells Fargo Mortgage Backed Securities Trust
  04-BB, A1 4.565%, 1/25/35(c)                          36            35,227
Wells Fargo Mortgage Backed Securities Trust 04-EE,
  2A3 3.989%, 12/25/34(c)                               50            48,179
Wells Fargo Mortgage Backed Securities Trust 04-R,
  2A1 4.349%, 9/25/34(c)                             6,512         6,355,572
Wells Fargo Mortgage Backed Securities Trust 05-14,
  2A1 5.50%, 12/25/35                                7,068         6,774,614
Wells Fargo Mortgage Backed Securities Trust 05-5,
  1A1 5%, 5/25/20                                    8,464         8,156,886
Wells Fargo Mortgage Backed Securities Trust
  05-AR10, 2A16 4.11%, 6/25/35(c)                    5,000         4,851,562

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

Wells Fargo Mortgage Backed Securities Trust
  05-AR16, 6A3 5%, 10/25/35(c)                    $  9,384    $    9,225,851
Wells Fargo Mortgage Backed Securities Trust
  06-AR2, B1 5.108%, 3/25/36(c)                     13,989        13,473,606
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $285,757,719)                                   282,160,618
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--15.8%

AUSTRALIA--1.3%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                          24,662(f)     18,931,024

BRAZIL--1.9%
Federative Republic of Brazil 9.25%, 10/22/10          788           880,590
Federative Republic of Brazil 10.50%, 7/14/14       12,770        15,783,720
Federative Republic of Brazil 12.50%, 1/5/16        22,176(g)     10,244,486
                                                              --------------
                                                                  26,908,796
                                                              --------------

BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(e)          1,225         1,411,813

CANADA--1.0%
Commonwealth of Canada 3.75%, 6/1/08                15,870(h)     13,930,598

CHILE--0.4%
Republic of Chile 5.625%, 7/23/07                    1,250         1,251,375
Republic of Chile 5.90%, 1/28/08(c)                  4,000         4,014,000
                                                              --------------
                                                                   5,265,375
                                                              --------------

COLOMBIA--0.7%
Republic of Colombia  9.75%, 4/23/09                 3,500         3,823,750
Republic of Colombia 10%, 1/23/12                    3,000         3,468,000
Republic of Columbia 6.97%, 11/16/15(c)              2,900         2,960,900
                                                              --------------
                                                                  10,252,650
                                                              --------------

COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b)            4,000         4,400,000

ECUADOR--0.2%
Republic of Ecuador 144A 9.375%, 12/15/15(b)         2,925         3,071,250

GERMANY--0.6%
Federal Republic of Germany 144A 3.25%, 4/17/09(b)   6,156(i)      7,796,992

INDONESIA--0.3%
Republic of Indonesia 7.75%, 8/1/06                    800           800,000


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

INDONESIA--(CONTINUED)
Republic of Indonesia 144A 6.75%, 3/10/14(b)      $  2,820    $    2,805,900
                                                              --------------
                                                                   3,605,900
                                                              --------------

MEXICO--2.1%
United Mexican States 8.375%, 1/14/11                5,050         5,585,300
United Mexican States 7.50%, 1/14/12                 9,000         9,706,500
United Mexican States 5.875%, 1/15/14                6,000         5,991,000
United Mexican States Series MI10 9.50%,
  12/18/14                                          85,140(j)      8,273,018
                                                              --------------
                                                                  29,555,818
                                                              --------------

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 1106 8%,
  11/15/06                                           5,317(k)      3,292,854

PERU--0.0%
Republic of Peru 8.375%, 5/3/16                        500           552,500

PHILIPPINES--1.4%
Republic of Philippines 8.375%, 3/12/09              8,610         8,997,450
Republic of Philippines 8.375%, 2/15/11              9,435        10,071,863
                                                              --------------
                                                                  19,069,313
                                                              --------------

RUSSIA--1.3%
Russian Federation RegS 10%, 6/26/07(e)              3,750         3,886,125
Russian Federation RegS 8.25%, 3/31/10(e)           13,827        14,415,782
                                                              --------------
                                                                  18,301,907
                                                              --------------

SOUTH AFRICA--0.1%
Republic of South Africa Series R153 13%, 8/31/10    9,600(l)      1,588,686

THAILAND--0.5%
Kingdom of Thailand Series R042 4.80%, 4/9/10      286,300(m)      7,420,577

TURKEY--1.5%
Republic of Turkey 10.50%, 1/13/08                   8,600         9,105,250
Republic of Turkey 11.75%, 6/15/10                   2,025         2,356,594
Republic of Turkey 11.50%, 1/23/12                   5,975         7,155,062
Republic of Turkey RegS 10%, 9/19/07(e)              2,000         2,081,156
                                                              --------------
                                                                  20,698,062
                                                              --------------

UKRAINE--0.1%
Republic of Ukraine RegS 11%, 3/15/07(e)               933           950,021

VENEZUELA--1.8%
Republic of Venezuela RegS 5.375%, 8/7/10(e)        25,612        24,843,640

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $220,594,126)                                   221,847,776
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.2%

BERMUDA--0.1%
Intelsat Bermuda Ltd. 9.614%, 1/15/12(c)          $  2,000    $    2,040,000

BRAZIL--0.6%
Banco do Brasil Cayman 144A 8.50%, 9/20/14(b)        4,800         5,208,000
Petrobras International Finance Co. 9.875%, 5/9/08   2,655         2,840,850
                                                              --------------
                                                                   8,048,850
                                                              --------------

CANADA--0.1%
Rogers Wireless Communications, Inc. 8%, 12/15/12      700           724,500
Thomson Corp. (The) 4.25%, 8/15/09                   1,000           960,833
                                                              --------------
                                                                   1,685,333
                                                              --------------

CHILE--0.2%
Empresa Nacional de Electricidad SA 7.75%, 7/15/08   3,449         3,566,866

GERMANY--0.4%
Deutsche Bank AG NY Series GS 4.313%, 3/22/12(c)     5,000         4,754,500
Deutsche Telekom International Finance BV 8%,
  6/15/10                                            1,000         1,079,173
                                                              --------------
                                                                   5,833,673
                                                              --------------

HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A 5.45%,
  11/24/10(b)                                        2,000         1,976,682

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b)              4,775         4,667,209
Vedanta Resources plc 144A 6.625%, 2/22/10(b)        2,620         2,510,979
                                                              --------------
                                                                   7,178,188
                                                              --------------

KAZAKHSTAN--0.4%
Kazkommerts International BV 144A 7.875%,
  4/7/14(b)                                          1,000         1,005,000
Kazkommerts International BV 144A 10.125%,
  5/8/07(b)                                          2,750         2,829,062
TuranAlem Finance BV 144A 7.875%, 6/2/10(b)          1,500         1,530,000
                                                              --------------
                                                                   5,364,062
                                                              --------------


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

MALAYSIA--0.2%
Malaysia International Shipping Corp. Capital
  Ltd. 144A 5%, 7/1/09(b)                         $  2,800    $    2,748,911

MEXICO--0.5%
America Movil SA de CV 5.735%, 4/27/07(c)            3,000         3,003,000
America Movil SA de CV 4.125%, 3/1/09                1,250         1,199,992
Pemex Project Funding Master Trust 6.125%,
  8/15/08                                            1,000         1,002,000
Pemex Project Funding Master Trust 144A 6.629%,
  6/15/10(b)(c)                                      1,500         1,533,750
                                                              --------------
                                                                   6,738,742
                                                              --------------

PHILIPPINES--0.1%
Philippine Long Distance Telephone Co. 7.85%,
  3/6/07                                             1,000         1,011,250

POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A 7.75%,
  12/10/08(b)                                        2,700         2,817,939

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
  3.437%, 9/15/09(b)                                 2,632         2,533,142

RUSSIA--1.7%
Aries Vermoegensverwaltung GmbH 144A 6.182%,
  10/25/07(b)(c)                                     1,250(i)      1,656,628
Aries Vermoegensverwaltung GmbH 144A 7.75%,
  10/25/09(b)                                        1,500(i)      2,131,662
Aries Vermoegensverwaltung GmbH RegS 9.60%,
  10/25/14(e)                                        5,000         6,309,330
Gazprom International SA 144A 7.201%, 2/1/20(b)      3,000         3,112,500
Gazprom OAO  144A (Gazstream SA) 5.625%,
  7/22/13(b)                                         8,088         8,007,257
Gazprom RegS (Morgan Stanley AG) 9.625%,
  3/1/13(e)                                          1,900         2,223,000
                                                              --------------
                                                                  23,440,377
                                                              --------------

SINGAPORE--0.5%
Chartered Semiconductor Manufacturing Ltd.
  5.75%, 8/3/10                                      7,100         6,989,070

SOUTH KOREA--0.5%
Chohung Bank 144A 4.50%, 11/3/14(b)(c)                 565           536,797
Export-Import Bank of Korea 4.50%, 8/12/09           1,355         1,313,407
Korea Development Bank 4.25%, 11/13/07               1,000           983,176

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

SOUTH KOREA--(CONTINUED)
Korea Development Bank 3.875%, 3/2/09             $  3,000    $    2,880,123
Korea Electric Power Corp.144A 4.25%, 9/12/07(b)     1,500         1,478,028
                                                              --------------
                                                                   7,191,531
                                                              --------------

UKRAINE--0.2%
Naftogaz Ukrainy 8.125%, 9/30/09                     2,900         2,804,097

UNITED KINGDOM--0.1%
British Telecommunications plc 8.375%, 12/15/10      1,500         1,660,628

UNITED STATES--0.5%
Amvescap plc 4.50%, 12/15/09                         2,750         2,649,397
Nova Chemicals Corp. 8.405%, 11/15/13(c)             4,409         4,475,135
                                                              --------------
                                                                   7,124,532
                                                              --------------

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13                1,000           959,595
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $103,085,862)                                   101,713,468
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.3%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
SCI Systems, Inc. Cv. 3%, 3/15/07                    2,000         1,950,000

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10    2,385         2,119,669
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $3,963,160)                                       4,069,669
----------------------------------------------------------------------------

CREDIT LINKED NOTES--1.0%

OTHER FOREIGN GOVERNMENT--1.0%
Republic of Indonesia (Citigroup) 14%, 6/15/09       4,025         3,662,871
Republic of Indonesia (Citigroup) 14%, 6/15/09       4,241         4,121,616
Republic of Turkey (Citigroup) 0%, 6/28/07           7,675         6,894,606
----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $15,941,000)                                     14,679,093
----------------------------------------------------------------------------

LOAN AGREEMENTS(c)--8.8%

AIRPORT SERVICES--0.3%
Worldspan LP Tranche 6.95%, 2/11/10                  4,518         4,473,266

ALTERNATIVE CARRIERS--0.2%
PanAmSat Corp.Tranche B 7.51%, 6/30/13               2,955         2,973,469


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

ALTERNATIVE CARRIERS--(CONTINUED)
Time Warner Telecom Holdings, Inc. Tranche
  6.81%, 11/30/10                                 $    249    $      251,557
                                                              --------------
                                                                   3,225,026
                                                              --------------

APPLICATION SOFTWARE--0.1%
Activant Solutions, Inc. Tranche 7.146%, 5/2/13      1,000           980,000

AUTO PARTS & EQUIPMENT--0.1%
Tenneco Automotive, Inc. Tranche B 8.13%, 12/12/10   1,118         1,126,547

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Tranche 7.001%, 12/21/12                   262           263,364
Hertz Corp. Tranche B 7.001%, 12/21/12               1,779         1,790,158
                                                              --------------
                                                                   2,053,522
                                                              --------------

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC  Tranche
  7.751%, 4/28/13                                    4,941         4,953,071
DIRECTV Holdings LLC Tranche B 6.46%, 4/13/13          567           566,667
Mediacom LLC Tranche C 6.649%, 1/31/15               4,750         4,735,156
                                                              --------------
                                                                  10,254,894
                                                              --------------

CASINOS & GAMING--0.1%
MGM MIRAGE Tranche A 6.63%, 4/25/10                  1,605         1,603,495

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Solar Capital Corp. Tranche 6.276%, 2/11/13          3,162         3,186,196

DEPARTMENT STORES--0.5%
Neiman-Marcus Group, Inc. (The) Tranche 6.706%,
  4/6/13                                             6,309         6,368,645

DIVERSIFIED CHEMICALS--0.5%
Huntsman Corp. Tranche B 5.966%, 8/16/12             3,502         3,491,120
INEOS Group Holdings plc Tranche B 2.25%, 2/1/14     1,500         1,511,250
INEOS Group Holdings plc Tranche C 2.75%, 2/1/15     1,500         1,511,250
                                                              --------------
                                                                   6,513,620
                                                              --------------

DIVERSIFIED METALS & MINING--0.0%
Compass Minerals Group, Inc. Tranche 6.03%,
  12/22/12                                             581           580,673

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

ELECTRIC UTILITIES--0.1%
Astoria Generating Co. LP Tranche 6.88%, 2/23/13  $    320    $      321,196
Astoria Generating Co. LP Tranche 6.88%, 2/23/13     1,477         1,482,962
                                                              --------------
                                                                   1,804,158
                                                              --------------

ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Allied Waste North America, Inc. Tranche 6.39%,
  1/15/12                                            3,574         3,562,563
Allied Waste North America, Inc. Tranche A
  6.795%, 1/15/12                                    1,387         1,382,864
Duratek, Inc. Tranche B 5.31%, 6/30/16                 435           438,521
Energy Solutions Tranche B 5.31%, 6/30/13              960           968,400
EnviroCare Tranche C 5.31%, 6/30/16                     45            45,679
                                                              --------------
                                                                   6,398,027
                                                              --------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Global Holdings, Inc. Tranche B 5.70%,
  2/21/12                                            3,266         3,262,167

HEALTH CARE FACILITIES--0.4%
LifePoint Hospitals, Inc. Tranche B 5.825%,
  4/15/12                                            5,301         5,274,138

HEALTH CARE SERVICES--0.7%
Davita, Inc. Tranche B 7.21%, 10/5/12                5,099         5,112,231
Fresenius Medical Care AG & Co. Tranche B 6.325%,
  3/31/13                                            4,050         4,019,625
                                                              --------------
                                                                   9,131,856
                                                              --------------

HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. Tranche B 6.374%, 2/22/13        2,520         2,512,125

HOUSEWARES & SPECIALTIES--0.3%
Tupperware Brands Corp. Tranche B 6.88%, 12/1/12     3,673         3,645,069

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant North America LLC Tranche B 6.55%, 1/3/13     1,272         1,265,453
NRG Energy, Inc. Tranche B 2.25%, 2/1/13             8,921         8,965,537
                                                              --------------
                                                                  10,230,990
                                                              --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
NTELOS, Inc. Tranche B 6.276%, 8/24/11               2,646         2,645,708


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
NTELOS, Inc. Tranche B 5.271%, 5/1/13             $  2,716    $    2,715,632
                                                              --------------
                                                                   5,361,340
                                                              --------------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Helix Tranche 5.162%, 7/31/10                        8,650         8,617,563

PAPER PRODUCTS--0.9%
Georgia-Pacific Corp. Tranche A 6.88%, 12/20/10      1,778         1,768,613
Georgia-Pacific Corp. Tranche B 6.749%, 12/20/12     4,763         4,754,132
Georgia-Pacific Corp. Tranche C 7.749%, 12/23/13     1,030         1,037,725
NewPage Corp. Tranche B 7.20%, 5/2/11                5,139         5,177,755
                                                              --------------
                                                                  12,738,225
                                                              --------------

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B 7.21%, 10/18/12          4,810         4,804,020

RESTAURANTS--0.0%
Burger King Corp. Tranche B1 6.46%, 6/30/12            415           414,399

SPECIALTY CHEMICALS--0.1%
Johnson Diversey, Inc. Tranche B 7.041%, 12/16/11    1,095         1,102,796

TOBACCO--0.1%
Reynolds American, Inc. Tranche 5.238%, 6/15/13        985           990,541

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Tranche 7.13%, 2/14/11            304           305,201
United Rentals, Inc. Tranche B 7.13%, 2/14/11        1,496         1,499,299
                                                              --------------
                                                                   1,804,500
                                                              --------------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B 5.22%,
  6/15/13                                            3,600         3,625,875
Crown Castle Tranche B 5.271%, 6/1/13                1,925         1,937,031
                                                              --------------
                                                                   5,562,906
                                                              --------------
----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $124,390,553)                                   124,020,704
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $1,402,181,554)                               1,387,227,215
                                                              --------------
SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER(n)--1.0%
Lockhart Funding LLC 5.30%, 8/1/06                   5,350         5,350,000

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------    --------------

COMMERCIAL PAPER--(CONTINUED)
Bank of America Corp. 5.28%, 8/8/06               $  7,375    $    7,367,428
CIT Group, Inc. 5.16%, 8/21/06                       1,800         1,794,700
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,512,268)                                     14,512,128
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $1,416,693,822)                               1,401,739,343(a)

Other assets and liabilities, net--0.4%                            4,946,133
                                                              --------------
NET ASSETS--100.0%                                            $1,406,685,476
                                                              ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,553,857 and gross depreciation of $21,678,840 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,417,864,326.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $214,552,272 or 15.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bonds is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Mexican Peso.
(k) Par value represents New Zealand Dollar.
(l) Par value represents South African Rand.
(m) Par value represents Thailand Baht.
(n) The rate shown is the discount rate.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Series Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

  A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At July 31, 2006, the total value of these securities represented approximately 7% of the net assets of the Multi-Sector Short Term Bond Fund.

         Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


   B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

       Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

     At July 31, 2006, the Funds had entered into forward currency contracts as follows:

                                                                  Net
                       In                                         Unrealized
     Contract to       Exchange       Settlement                  Appreciation
     Receive           For            Date           Value        (Depreciation)
     -----------       --------       ----------     -----        --------------
Multi-Sector
Fixed Income
     JPY 41,955,750    USD 375,000        8/9/06     $  366,483        $(8,517)
     JPY 43,667,625    USD 389,890        8/9/06        381,437         (8,453)
     JPY 40,555,200    USD 371,623       8/14/06        354,530        (17,093)
     JPY 42,345,750    USD 375,485      10/13/06        373,275         (2,210)
     JPY 113,823,000   USD 986,446      10/24/06      1,004,931         18,485
     JPY 160,161,000   USD 1,500,000    11/16/06      1,418,584        (81,416)
                                                                       -------
                                                                      $(99,204)
                                                                      ========

                                                                  Net
                       In                                         Unrealized
     Contract to       Exchange       Settlement                  Appreciation
     Sell              For            Date           Value        (Depreciation)
     -----------       --------       ----------     -----        --------------
     JPY 41,178,375    USD 375,000       8/10/06       $359,750        $15,250
                                                                       =======


                                                                  Net
                       In                                         Unrealized
     Contract to       Exchange       Settlement                  Appreciation
     Receive           For            Date           Value        (Depreciation)
     -----------       --------       ----------     -----        --------------
Multi-Sector
Short-Term
Bond
     JPY 430,745,700   USD 3,850,000      8/9/06     $3,762,561      $ (87,439)
     JPY 414,551,320   USD 3,701,351      8/9/06      3,621,103        (80,248)
     JPY 413,663,040   USD 3,790,553     8/14/06      3,616,204       (174,349)
     JPY 395,227,000   USD 3,504,531    10/13/06      3,483,901        (20,630)
     JPY 1,138,230,000 USD 9,864,456    10/24/06     10,049,309        184,853
                                                                     ---------
                                                                     $(177,813)
                                                                     =========

                                                                  Net
                       In                                         Unrealized
     Contract to       Exchange       Settlement                  Appreciation
     Sell              For            Date           Value        (Depreciation)
     -----------       --------       ----------     -----        --------------
     JPY 441,981,225   USD 4,025,000     8/10/06     $3,861,314       $163,686
                                                                      ========

     JPY Japanese Yen               USD United States Dollars


   F. LOAN AGREEMENTS

      Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

   G. CREDIT LINKED NOTES
      Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

   H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.


   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.



     At July 31, 2006, the Multi-Sector Fixed Income Fund held the following restricted security:

                                                           Market    % of
                               Acquisition   Acquisition  Value at   Net Assets
                               Date             Cost      7/31/06    at 7/31/06
                               ------------------------------------------------

     Northampton Pulp LLC      12/30/99     $348,720      $5,840     0.0%


      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Phoenix Multi-Series Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     September 25, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     September 25, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                        --------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer (principal financial officer)

Date     September 25, 2006
     ---------------------------------------------------------------------------
 * Print the name and title of each signing officer under his or her signature.